Property, construction in process and equipment, Carrying Amount and Security (Details) - MXN ($)	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment carrying amount [Abstract]
Carrying amount	$ 6,989,096,871	$ 5,949,471,763
Security [Abstract]
Security for bank loans	18,817,329,303	17,694,421,947
Land [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	705,682,511	673,294,661
Construction in Process [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	2,708,804,812	3,842,687,148
Buildings [Member]
Property, plant and equipment carrying amount [Abstract]
Carrying amount	$ 3,574,609,548	$ 1,433,489,954